UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number: 811-3493

American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust

(Exact name of registrant as specified in charter)

1227 25th Street, N.W., Suite 500

Washington, D.C. 20037

(Address of principal executive offices) (Zip code)

Corey F. Rose, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006-1110

(Name and address of agent for service)

(202) 331-8055

(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 - June 30, 2024

Item 1.	Reports to Stockholders.

(a)	A copy of the 2024 Semi Annual Report (the “Report”) of the AFL-CIO Housing Investment Trust (the “Trust” or “Registrant”) transmitted to Trust participants pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) (the “Act”), is included herewith.

SEMI-ANNUAL REPORT

JUNE 30, 2024

This semi-annual report contains important information about the AFL-CIO Housing Investment Trust (the “HIT”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the HIT at aflcio-hit.com/shareholder-reports/. You can also request this information by contacting us at 1-202-331-8055 or IR@aflcio-hit.com.

WHAT WERE THE HIT’S COSTS FOR THE PAST SIX MONTHS?

BASED ON A HYPOTHETICAL $10,000 INVESTMENT

The below table explains the costs that Participants would have paid within the reporting period.

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT[1]
AFL-CIO Housing Investment Trust	$16.00	0.32%
[1]	Expenses are equal to the HIT’s annualized six-month expense ratio of 0.32%, as of June 30, 2024

HOW DID THE HIT PERFORM DURING THE REPORTING PERIOD AND
WHAT AFFECTED ITS PERFORMANCE?

The HIT outperformed the Bloomberg US Aggregate Bond Index* (Bloomberg Aggregate or Benchmark) with a gross return of 0.47% and a net return of 0.31% for the first half of 2024, compared to -0.71% for the Benchmark. Interest rates rose materially throughout the first half of the year, causing investment grade fixed income strategies to broadly produce negative returns; however, the HIT was able to produce a positive total return primarily due to the strength of the multifamily sector.

Entering 2024, the market had priced in six interest rate cuts, starting as early as March, but sticky inflation and a resilient labor market in the first quarter caused a drastic shift in market expectations. As the second quarter concluded, the Federal Reserve had still not cut interest rates, remaining on pause to assess the lagged impacts of its restrictive monetary policy. Consequently, the 10-year Treasury rate closed June at its second-highest quarter-end level in over 15 years.

HIT’s overweight to agency-insured multifamily mortgage backed securities (MBS) as spreads tightened to Treasuries	HIT’s structural underweight to corporate bonds, the second-best performing asset class in the Benchmark on an excess return basis
HIT’s underweight to agency-insured, fixed-rate single family MBS and Treasuries, the worst and second-worst performing asset classes in the Benchmark on an excess return basis, respectively	HIT’s overweight to the second highest credit quality sector, the worst performing asset classes in the Benchmark on an excess return basis
HIT’s overweight to spread product, as spreads across most investment grade fixed income assets tightened versus Treasuries due to the attractiveness of all-in-yields and lack of new issuance

continued

aflcio-hit.com

SEMI-ANNUAL REPORT continued	JUNE 30, 2024

FUND PERFORMANCE

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the HIT. It assumes a $50,000 initial investment at the beginning of the first fiscal year in the Benchmark.

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	10 YEAR
HIT Gross	3.82%	-0.20%	1.52%
HIT Net	3.48%	-0.52%	1.14%
Bloomberg Aggregate*	2.63%	-0.23%	1.35%

Past performance is not a good predictor of future performance. Visit aflcio-hit.com for the most recent performance information.

KEY FUND STATISTICS

HIT’s net assets	$6.555 Billion
Ratio of net investment income to average net assets	3.59%
Portfolio turnover rate	21.41%
Total number of portfolio holdings	933
Effective Duration	5.97%
Current Yield	4.05%
Yield to Worst[2]	5.65%
Advisory Fee Paid	N/A

[2]	Yield-to-Worst is a measure of the lowest possible yield that can be received on a bond that fully operates within the terms of its contract without defaulting. It does not represent the performance yield. It is calculated by using the lower of either the yield to maturity or the yield to call on every possible call date.

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information on the HIT’s website, including its: Prospectus, Financial information, Portfolio holdings, and Proxy voting information.

You can also request this information by contacting HIT Investor Relations at 1-202-331-8055 or IR@aflcio-hit.com or scanning the QR code.

*	Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith.

1227 25th Street, NW | Suite 500 | Washington, DC 20037 | 202.331.8055 | aflcio-hit.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

(a)	Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Report pursuant to Regulation S-X.

(b)	Report pursuant to Regulation S-X.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

June 30, 2024

Item 7. Financial Statements and Financial Highlights

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (dollars in thousands, except per share data; unaudited)

Assets

Investments, at value (cost $7,416,354)	$6,604,014
Cash	513
Accrued interest receivable	26,180
Receivables for investments sold	196
Cash collateral held with broker	7,093
Right of use asset	3,610
Other assets	2,958
Total assets	6,644,564

Liabilities
Payables for investments purchased	3,383
Redemptions payable	72,111
Income distribution and capital gains payable, net of dividends reinvested of $18,608	1,635
Refundable deposits	857
Variation margin due to broker	1,881
Accrued salaries and fringe benefits	4,524
Lease Liability	4,133
Other liabilities and accrued expenses	829
Total liabilities	89,353

Other commitments and contingencies (Note 5 of financial statements) -	—

Net assets applicable to participants’ equity —
Certificates of participation—authorized unlimited;
Outstanding 6,835,499 units	$6,555,211

Net asset value per unit of participation (in dollars)	$959.00

Participants’ equity
Participants’ equity consisted of the following:
Amount invested and reinvested by current participants	$7,547,841
Distributable earnings (accumulated losses)	(992,630)
Total participants’ equity	$6,555,211

1

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2024 (dollars in thousands; unaudited)

FHA Permanent Securities (1.8% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	2.50%	Apr-2063	$5,610	$5,618	$4,410
	3.40%	Jun-2038	1,885	1,886	1,875
	3.65%	Dec-2037	6,924	7,002	6,891
	3.72%	Feb-2062	4,360	4,369	3,839
	3.90%	Mar-2062	3,041	3,045	2,706
	4.00%	Dec-2053	58,600	58,577	55,686
	4.10%	Dec-2060	21,182	21,200	18,981
	4.70%	May-2053	4,436	4,599	3,461
	5.17%	Feb-2050	7,207	7,627	7,105
	5.80%	Jan-2053	1,887	1,894	1,883
	5.87%	May-2044	1,527	1,527	1,525
	5.89%	Apr-2038	3,556	3,559	3,552
	6.40%	Aug-2046	3,378	3,379	3,376
	6.60%	Jan-2050	3,083	3,099	3,069
Total FHA Permanent Securities			$126,676	$127,381	$118,359

Ginnie Mae Securities (25.3% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Single Family	4.00%	Feb-2040 - Jun-2040	$849	$854	$808
	4.50%	Aug-2040	449	455	437
	5.50%	Jan-2033 - Jun-2037	706	706	714
	6.00%	Jan-2032 - Aug-2037	463	463	471
	6.50%	Jul-2028	26	26	26
	7.00%	Apr-2026 - Jan-2030	202	202	204
	7.50%	Aug-2025 - Aug-2030	78	78	79
	8.00%	Sep-2026 - Nov-2030	92	93	93
	8.50%	Aug-2027	12	12	12
			2,877	2,889	2,844
Multifamily	1.90%	Feb-2061	22,712	20,623	12,967
	1.95%	Mar-2064	70,907	70,888	55,525
	2.00%	Oct-2062	52,304	53,968	40,193
	2.00%	Apr-2063	50,757	51,565	39,725
	2.00%	Apr-2063	47,992	48,942	37,148
	2.00%	Jul-2063	43,854	44,225	34,410
	2.00%	Oct-2063	41,634	41,249	31,934
	2.00%	Apr-2062 - Mar-2064	296,085	299,253	225,216
	2.08%	Nov-2056	50,359	52,144	41,358
	2.15%	May-2056	388	387	378
	2.20%	Jun-2056	792	790	755
	2.25%	Dec-2048	2,621	2,604	2,427
	2.30%	Mar-2056 - Oct-2056	2,933	2,908	2,758
	2.31%	Nov-2051	7,076	7,076	6,232
	2.32%	Sep-2060	26,190	27,487	22,244
	2.35%	Nov-2056 - Feb-2061	27,234	28,010	22,494
	2.37%	Jan-2053	20,824	20,947	18,513
	2.40%	Aug-2047 - Dec-2057	18,089	18,474	14,845
	2.45%	Apr-2062	14,291	14,507	11,902
	2.50%	Dec-2052 - Jan-2061	51,812	52,555	43,399
	2.58%	May-2063	28,078	28,928	22,808
	2.60%	Dec-2055 - Jun-2059	8,189	8,209	7,426
	2.65%	Oct-2062	6,277	6,421	5,245
	2.67%	Mar-2062	34,350	35,102	29,109
	2.70%	May-2048 - Jul-2058	4,648	4,647	4,417
	2.72%	Feb-2044	33	34	33
	2.74%	Apr-2057	23,083	24,904	20,177
	2.75%	Apr-2063	4,995	5,190	4,139
	2.78%	Aug-2058	10,299	11,124	9,023
	2.79%	Apr-2049	3,567	3,593	3,291

2

Schedule of Portfolio Investments

June 30, 2024 (dollars in thousands; unaudited)

Ginnie Mae Securities continued

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value
	2.80%		Feb-2053	60,000	57,386	45,430
	2.80%		Dec-2059	4,124	4,073	3,965
	2.82%		Apr-2050	644	654	614
	2.94%		Nov-2059	46,001	50,779	39,652
	2.98%		Jun-2063	14,535	15,027	12,196
	3.00%		May-2062	58,456	62,859	49,657
	3.03%		Jan-2056	29,124	30,835	26,146
	3.05%		May-2054	11,545	11,587	10,019
	3.17%		Aug-2059	33,383	36,657	29,509
	3.25%		Sep-2054 - Apr 2059	46,930	45,720	44,412
	3.27%		Apr-2046	23,144	24,222	20,621
	3.30%		Sep-2060	7,173	7,336	6,508
	3.33%		May-2055	6,672	6,366	5,934
	3.34%		Sep-2059	16,359	16,643	14,989
	3.35%		Mar-2044	7,851	7,600	7,605
	3.36%		May-2061	50,176	55,353	44,668
	3.38%		Jan-2060	57,275	57,280	52,563
	3.39%		Feb-2059	13,718	13,959	12,710
	3.41%		Sep-2061	40,678	42,142	36,865
	3.43%		Nov-2061	51,414	52,909	45,771
	3.50%		Sep-2052 - Jan-2054	5,324	5,383	5,148
	3.53%		Apr-2042	14,737	15,090	14,011
	3.60%		Apr-2061	32,974	33,962	29,994
	3.60%		Jun-2057-Jan 2064	17,991	18,568	16,853
	3.62%		Dec-2057	27,448	27,879	26,015
	3.63%		Dec-2045	7,908	7,664	7,662
	3.65%		Oct-2058	9,898	10,032	9,387
	3.67%		Nov-2035	11,821	12,056	11,503
	3.74%		Aug-2059	15,072	15,335	14,217
	3.75%		Nov-2060 - Jan-2064	16,685	17,190	15,167
	3.78%		Aug-2060	38,274	38,531	35,268
	3.92%		Aug-2039	37,120	38,604	36,130
	4.00%		Nov-2057	24,001	24,919	22,190
	4.10%		May-2051	3,648	3,906	3,560
	4.35%		Dec-2060	2,224	2,262	2,135
	4.37%		Feb-2034	21,692	23,169	20,746
	4.45%		Jun-2055	2,403	2,324	2,397
	4.53%		Jan-2061	14,464	14,873	13,930
	4.63%	[1]	Sep-2037	1,500	1,472	1,501
	4.90%	[1]	Mar-2044	1,000	992	1,000
	5.25%		Apr-2037	14,900	14,896	14,869
	5.62%		Oct-2058	12,870	13,352	13,194
	5.64%		Nov-2058	2,257	2,342	2,317
	5.66%		Oct-2058 - Dec-2058	22,295	23,146	22,916
	5.71%		Oct-2058	6,500	6,734	6,683
	5.78%		Dec-2058	20,381	21,116	20,976
	5.82%		Nov-2058	5,533	5,733	5,711
				1,942,495	1,987,671	1,655,405
Total Ginnie Mae Securities				$1,945,372	$1,990,560	$1,658,249

Ginnie Mae Construction Securities (3.6% of net assets)

	Interest Rates[2]				Unfunded
	Permanent	Construction	Maturity Date		Commitments[3]	Face Amount	Amortized Cost	Value
Multifamily	2.25%	4.10%	Dec-2064		$30,253	$35,674	$37,672	$20,019
	2.59%	3.59%	Aug-2064		15,096	27,217	28,120	18,578
	3.05%	3.05%	Dec-2063	(Level 3)	22,448	82,296	83,326	75,260
	3.24%	3.24%	Jan-2064		916	25,515	26,038	21,460
	3.69%	4.75%	Nov-2063		1,291	11,213	11,374	9,757
	4.08%	4.08%	Feb-2064		100	15,327	15,663	13,954
	4.14%	4.14%	Sep-2063		—	11,197	11,395	10,288
	5.17%	8.75%	Jul-2064		280	10,470	10,613	10,633
	5.34%	9.75%	Aug-2065		20,932	25	793	575
	5.88%	10.75%	Feb-2066		19,152	—	778	1,040
	5.90%	5.90%	Aug-2065		4,085	25	148	171
	5.92%	5.92%	May-2065- Jan-2066		4,495	17,984	17,234	19,170
	6.10%	7.65%	Aug-2065		2,009	162	254	317
	6.15%	6.15%	Apr-2065- Aug-2065		3,527	30,846	31,612	33,258
Total Ginnie Mae Construction Securities					$124,584	$267,951	$275,020	$234,480

3

Schedule of Portfolio Investments

June 30, 2024 (dollars in thousands; unaudited)

Fannie Mae Securities (46.7% of net assets)

	Interest Rate[4]		Maturity Date	Unfunded Commitments[3]	Face Amount	Amortized Cost	Value
Single Family	2.50%		May-2050 - Jan-2052	$—	$107,320	$111,150	$88,433
	2.50%		Jan-2052	—	42,211	42,357	34,905
	3.00%		Apr-2031 - Mar-2052	—	122,906	126,984	106,275
	3.00%		Oct-2051	—	40,411	42,244	34,605
	3.50%		Jan-2042 - Feb-2052	—	88,470	90,925	79,454
	3.50%		Jan-2052	—	35,379	36,224	31,322
	4.00%		Sep-2024 - Jul-2052	—	75,380	75,579	69,681
	4.50%		Oct-2024 - Oct-2052	—	117,804	117,176	112,054
	5.00%		May-2034 - May-2053	—	127,323	128,003	124,001
	5.50%		Sep-2032 - May-2054	—	131,149	130,718	130,097
	5.70	% 1M SOFR+36	Mar-2037	—	85	85	84
	5.74	% 12M SOFR+221	Jul-2033	—	94	94	95
	5.77	% 1M SOFR+43	Jun-2037	—	415	415	409
	5.82	% 12M SOFR+224	Feb-2045	—	1,539	1,560	1,572
	5.85	% 1M SOFR+51	Apr-2037	—	196	196	193
	5.86	% 6M SOFR+204	Aug-2033	—	102	101	103
	5.87	% 12M SOFR+234	Nov-2034	—	122	123	124
	5.91	% 1M SOFR+57	Oct-2042	—	1,233	1,236	1,213
	5.95	% 1M SOFR+61	Jun-2042	—	2,688	2,689	2,654
	5.99	% 12M SOFR+241	Oct-2042	—	1,133	1,150	1,162
	6.00	% 1M SOFR+66	Mar-2042	—	1,426	1,427	1,412
	6.00%		Nov-2028 - Apr-2054	—	132,039	132,686	133,022
	6.05	% 1M SOFR+71	Oct-2043	—	2,875	2,885	2,850
	6.20	% 1Y UST+220	Aug-2033	—	271	271	274
	6.22	% 1Y UST+222	Aug-2033	—	112	112	113
	6.27	% 1Y UST+222	Jul-2033	—	225	225	228
	6.50%		Sep-2028 - Nov-2053	—	18,993	18,875	19,450
	6.75%		Apr-2034	—	318	321	322
	7.00%		Sep-2027 - May-2032	—	348	348	361
	7.12	% 1Y UST+223	May-2033	—	68	68	68
	7.17	% 6M SOFR+198	Nov-2033	—	480	480	485
	7.50%		Mar-2030 - Jun-2030	—	2	2	3
	8.00%		Aug-2030 - May-2030	—	27	28	28
				—	1,053,144	1,066,737	977,052
Multifamily	1.06%		Dec-2027	—	20,722	20,725	18,215
	1.17%		Aug-2030 - Nov-2030	—	34,190	34,192	27,625
	1.22%		Aug-2028 - Jul-2030	—	35,610	35,668	29,692
	1.25%		Jul-2030	—	37,950	38,021	30,982
	1.26%		Jan-2031	—	24,771	24,767	20,251
	1.27%		Jul-2030	—	14,235	14,292	11,667
	1.31%		Aug-2030	—	4,290	4,324	3,538
	1.32%		Aug-2030	—	21,000	21,158	17,324
	1.38%		Jul-2030	—	10,500	10,580	8,663
	1.41%		Jul-2030	—	3,131	3,150	2,622
	1.46%		Jul-2030	—	7,154	7,209	6,014
	1.47%		Jul-2030 - Dec-2030	—	15,425	15,503	12,521
	1.50%		Aug-2030	—	1,109	1,125	931
	1.52%		Jul-2032	—	14,158	14,236	11,271
	1.53%		Jul-2032	—	10,500	10,602	8,409
	1.55%		Jul-2032	—	20,129	20,325	16,179
	1.57%		Aug-2037	—	45,615	45,771	32,626
	1.57%		Jan-2031	—	21,759	21,802	17,983
	1.58%		Oct-2031	—	57,950	58,120	46,233
	1.65%		Jul-2030	—	1,201	1,218	1,019
	1.74%		Mar-2033	—	6,160	6,217	4,830
	1.76%		Aug-2031 - Dec-2036	—	43,137	43,220	35,422
	1.82%		Jul-2035	—	4,470	4,497	3,446
	1.88%		Nov-2031	—	25,400	25,423	20,725
	2.00%		Apr-2031	—	18,000	18,382	15,130
	2.09%		May-2032 - Jul-2050	—	21,792	21,990	16,156
	2.16%		Sep-2050	—	14,200	14,342	8,130
	2.33%		Nov-2029 - Feb-2030	—	17,653	17,676	15,557
	2.41%		Apr-2051	—	3,611	3,644	2,561
	2.43%		Nov-2031	—	18,655	18,660	15,931
	2.46%		Aug-2026 - Jan-2038	—	35,055	35,118	32,047
	2.47%		Dec-2051	—	13,001	13,167	9,306
	2.49%		Dec-2026 - Nov-2031	—	26,509	26,539	23,879
	2.53%		Jan-2030	—	20,550	20,621	18,159
	2.55%		Sep-2026 - Mar-2030	—	25,030	25,064	23,006
	2.56%		Jul-2038 - Dec-2051	—	12,209	12,236	8,867

4

Schedule of Portfolio Investments

June 30, 2024 (dollars in thousands; unaudited)

Fannie Mae Securities continued

Interest Rate[4]		Maturity Date	Unfunded Commitments[3]	Face Amount	Amortized Cost	Value
2.57%		Mar-2042	—	25,155	25,165	18,025
2.61%		Nov-2026	—	9,699	9,712	9,146
2.67%		Aug-2029	—	37,700	37,845	34,298
2.70%		Nov-2025	—	13,794	13,794	13,318
2.76%		Oct-2031	—	10,189	10,272	9,014
2.85%		Aug-2031	—	8,760	8,787	7,724
2.91%		Jun-2031	—	25,000	25,067	22,294
2.92%		Jun-2027	—	63,305	63,317	59,940
2.92%		Apr-2028	—	15,045	15,061	14,083
2.93%		Apr-2038	—	35,472	35,489	28,977
2.94%		Jun-2027 - Jul-2039	—	28,535	28,553	27,006
2.96%		Sep-2034	—	20,000	20,496	16,876
2.97%		Sep-2034	—	12,615	12,746	10,883
2.99%		Jun-2025	—	2,460	2,460	2,401
3.00%		May-2027	—	6,130	6,132	5,802
3.01%		Apr-2052	—	7,229	7,233	5,523
3.02%		Jun-2027	—	3,459	3,461	3,286
3.03%		Sep-2027	—	20,316	20,338	19,148
3.04%		Apr-2030	—	24,152	24,178	22,190
3.05%		Apr-2030	—	24,704	24,713	22,705
3.12%		Apr-2030	—	12,166	12,167	11,160
3.13%		May-2026	—	3,069	3,075	2,979
3.14%		Apr-2029	—	7,349	7,354	6,861
3.17%		Jun-2029	—	22,345	22,390	20,805
3.18%		May-2035	—	8,276	8,340	7,553
3.21%		May-2030	—	6,160	6,190	5,678
3.24%		May-2052	—	6,278	6,395	4,941
3.30%		May-2029	—	3,491	3,553	3,316
3.31%		Oct-2027	—	14,513	14,534	13,840
3.36%		Oct-2029	—	10,061	10,063	9,462
3.40%		Oct-2026	—	2,619	2,620	2,529
3.42%		Apr-2035	—	4,841	4,881	4,321
3.63%		Jul-2035	—	20,666	20,682	18,654
3.68%		Jul-2028	—	11,679	11,860	11,125
3.70%		Oct-2033	—	19,865	19,914	18,343
3.91%		Aug-2032	—	26,250	26,485	24,765
4.05%		Jun-2030	—	10,632	10,537	10,252
4.31%		Jun-2033	—	8,587	8,609	8,309
4.32%		Mar-2028	—	41,708	41,791	41,102
4.37%		Jun-2033	—	21,805	21,828	21,189
4.40%		Jan-2034	—	3,815	3,702	3,710
4.48%		Jul-2030	—	20,915	20,915	20,627
4.52%		Sep-2033	—	11,361	11,266	11,157
4.55%		Jul-2030	—	10,699	10,718	10,591
4.56%		Feb-2028	—	29,835	29,877	29,522
4.62%		Feb-2034	—	7,430	7,364	7,350
4.69%		Jun-2035	—	476	482	463
4.74%		Sep-2033	—	13,405	13,436	13,384
4.76%		Sep-2030	—	7,757	7,759	7,766
4.80%		Oct-2052	—	12,204	12,240	11,410
4.82%		Jul-2030 - Feb 2034	—	16,035	16,116	16,105
4.85%		Jan-2034	—	2,801	2,810	2,820
4.88%		Jul-2030	—	11,665	11,828	11,749
4.96%		Aug-2033	—	3,465	3,465	3,517
5.00%		Jun-2029	—	68,500	69,188	69,193
5.00%		Sep-2033	—	15,366	15,398	15,639
5.02%		Dec-2033	—	5,222	5,191	5,324
5.05%		Oct-2030	—	14,596	14,659	14,853
5.06%		Dec-2032 - Feb 2034	—	50,795	52,197	51,883
5.13%		Jan-2029	—	36,000	36,242	36,480
5.13%		Sep-2028	—	14,584	14,722	14,773
5.16%		Oct-2030	—	8,020	8,087	8,203
5.24%		Nov-2028	—	9,817	10,003	9,991
5.30%		Aug-2029 - Sep-2033	—	6,717	6,773	6,892
5.31%		Nov-2028	—	34,346	34,990	35,062
5.32%		May-2024	—	3,688	3,770	3,843
5.35%		Dec-2032	—	11,892	12,464	12,367
5.36%		Nov-2028	—	6,503	6,650	6,647
5.39%		May-2034	—	7,910	8,139	8,292
5.46%		May-2029	—	4,716	4,781	4,857
5.47%		Nov-2033	—	6,140	6,227	6,469
5.50%		Jan-2029	—	10,500	10,815	10,821
5.52%		Oct-2033	—	3,860	3,949	4,077
5.54	% 1M SOFR+20	Nov-2031	—	40,943	40,947	40,086

5

Schedule of Portfolio Investments

June 30, 2024 (dollars in thousands; unaudited)

Fannie Mae Securities continued

	Interest Rate[4]		Maturity Date	Unfunded Commitments[3]	Face Amount	Amortized Cost	Value
	5.55	% 1M SOFR+21	Mar-2031	—	23,855	23,855	23,385
	5.55%		Dec-2028	—	20,041	20,510	20,657
	5.63	% 1M SOFR+29	Feb-2029	—	20,000	20,003	19,629
	5.69%		Jun-2041	—	4,019	4,089	4,022
	5.74	% 1M SOFR+40	Feb-2028	—	29,768	29,768	29,353
	5.75%		Jun-2041	—	1,952	1,992	1,971
	5.76	% 1M SOFR+42	Mar-2028	—	37,472	37,472	36,967
	5.79	% 1M SOFR+45	Jan-2028	—	22,425	22,425	22,151
	5.80	% 1M SOFR+46	Dec-2027	—	17,541	17,541	17,336
	5.81	% 1M SOFR+47	Jun-2029	—	70,001	70,015	69,877
	5.83	% 1M SOFR+49	May-2032	—	28,526	28,529	28,523
	5.86	% 1M SOFR+52	Jun-2032	—	30,975	30,975	30,968
	5.87%		Dec-2035	—	6,609	7,156	7,165
	5.96%		Jan-2029	—	170	170	169
	5.99%		Dec-2028	—	6,377	6,637	6,680
	6.03	% 1M SOFR+69	Jun-2029	—	41,302	41,305	41,327
	6.03	% 1M SOFR+69	May-2029	—	17,340	17,343	17,351
	6.12	% 1M SOFR+78	Oct-2033	—	12,400	12,404	12,402
	6.16	% 1M SOFR+82	Jan-2028	—	3,750	3,751	3,745
	6.19	% 1M SOFR+85	Nov-2032	—	15,800	15,804	15,777
				—	2,285,211	2,296,585	2,102,118
Forward Commitments	2.58%		Jan-2041	11,700	—	—	(2,800)
	2.59%		Aug-2039	24,000	—	—	(5,528)
	2.72%		Jan-2041	27,794	—	278	(6,440)
	4.47%		Jul-2041	10,058	—	—	(766)
	5.21%		Jul-2044	12,174	—	—	(322)
	5.40%		Jun-2043	23,950	—	—	515
				109,676	—	278	(15,341)
Total Fannie Mae Securities				$109,676	$3,338,355	$3,363,600	$3,063,829

Freddie Mac Securities (8.2% of net assets)

	Interest Rate[4]		Maturity Date	Unfunded Commitments[3]	Face Amount	Amortized Cost	Value
Single Family	2.50%		Jan-2043 - Aug-2046	$—	$5,060	$5,109	$4,306
	3.00%		Aug-2042 - Sep-2046	—	21,066	21,381	18,743
	3.50%		Jan-2026 - Oct-2046	—	38,147	38,844	34,832
	4.00%		Nov-2024 - Aug-2047	—	36,643	37,833	34,316
	4.50%		Jan-2038 - Dec-2044	—	9,814	10,139	9,545
	5.00%		Jun-2026 - Aug-2040	—	1,433	1,427	1,434
	5.50%		Apr-2033 - Jul-2038	—	1,299	1,295	1,319
	5.75	% 1M SOFR+41	Feb-2036	—	171	171	169
	5.78	% 1M SOFR+44	May-2037	—	64	64	63
	5.80	% 1M SOFR+46	Apr-2036 - APR-2043	—	1,826	1,827	1,788
	5.85	% 1M SOFR+51	Aug-2043	—	1,679	1,679	1,648
	5.93	% 1M SOFR+59	Oct-2040	—	1,266	1,266	1,240
	5.95	% 1M SOFR+61	Oct-2040 - Jun-2044	—	4,505	4,508	4,445
	6.00	% 1M SOFR+66	Nov-2040	—	1,154	1,160	1,139
	6.00%		Dec-2033 - Oct-2037	—	1,971	1,979	2,025
	6.02	% 12M SOFR+250	Jul-2035	—	88	88	90
	6.12	% 1M SOFR+78	Aug-2037	—	1,369	1,378	1,367
	6.34	% 1Y UST+223	Oct-2033	—	103	103	104
	6.50%		Apr-2028 - Nov-2037	—	255	256	267
	7.00%		Apr-2028 - Mar-2030	—	13	13	14
	7.22	% 1Y UST+223	Jun-2033	—	24	24	24
	7.50%		Aug-2029 - Apr-2031	—	12	12	12
				—	127,962	130,556	118,890
Multifamily	2.04%		May-2050	—	19,505	19,923	13,656
	2.38%		Feb-2034	—	42,779	42,937	35,738
	2.40%		Jun-2031	—	7,444	7,497	6,488
	2.42%		Jun-2031	—	11,768	11,861	10,269
	3.28%		Dec-2029	—	15,408	15,491	14,365
	3.34%		Dec-2029	—	9,158	9,219	8,558
	3.35%		Oct-2033	—	33,450	33,357	30,401
	3.50%		Jan-2026	—	15,354	15,362	14,961
	3.60%		Apr-2030	—	23,892	24,202	22,518
	3.68%		Oct-2025	—	10,000	10,010	9,766
	4.25%		Jan-2028	—	93,650	92,993	92,126
	4.36%		Dec-2029	—	9,198	9,155	9,027

6

Schedule of Portfolio Investments

June 30, 2024 (dollars in thousands; unaudited)

Freddie Mac Securities continued

	Interest Rate[4]		Maturity Date	Unfunded Commitments[3]	Face Amount	Amortized Cost	Value
	4.83%		Jan-2039	—	9,890	9,976	9,793
	4.90%		Dec-2032	—	10,207	10,188	10,069
	5.52	% 1M SOFR+20	Aug-2031	—	17,575	17,575	17,389
	5.56	% 1M SOFR+23	Jul-2027	—	3,859	3,859	3,845
	5.56	% 1M SOFR+24	Jan-2031 - Jun-2031	—	40,150	40,154	39,750
	5.57	% 1M SOFR+24	Nov-2027	—	10,838	10,838	10,763
	5.57	% 1M SOFR+25	Dec-2030	—	10,240	10,240	10,153
	5.62	% 1M SOFR+30	Dec-2030	—	12,243	12,243	12,176
	5.68	% 1M SOFR+36	Oct-2030	—	4,316	4,316	4,285
	5.70	% 1M SOFR+37	Nov-2030	—	8,849	8,849	8,813
	5.77	% 1M SOFR+44	Oct-2030	—	2,446	2,446	2,434
	6.04	% 1M SOFR+72	Jul-2033	—	24,999	25,098	25,024
				—	447,218	447,789	422,367
Forward Commitments	3.86%		May-2040	27,450	—	—	(1,233)
Total Freddie Mac Securities				$27,450	$575,180	$578,345	$540,024

State Housing Finance Agency Securities (7.1% of net assets)

		Interest Rates[2]
	Issuer	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	Illinois Housing Development Auth	—	0.40%	Dec-2024	$470	$470	$464
	Illinois Housing Development Auth	2.06%	—	Jan-2042	26,895	26,898	19,203
	Illinois Housing Development Auth	2.07%	—	Jul-2041	84,895	84,894	60,189
	Illinois Housing Development Auth	2.65%	—	Jul-2062	21,300	21,329	13,732
	NYC Housing Development Corp	2.95%	—	Nov-2041 - Nov-2045	11,275	11,275	9,482
	NYC Housing Development Corp	3.05%	—	Nov-2046	13,000	13,000	8,778
	NYC Housing Development Corp	3.10%	—	Oct-2046	19,919	19,919	16,703
	NYC Housing Development Corp	3.25%	—	Nov-2049	10,240	10,240	8,235
	Mass Housing[5]	3.30%	—	Dec-2059	8,340	8,345	6,379
	NYC Housing Development Corp	3.35%	—	Nov-2054	20,000	20,000	15,667
	NYC Housing Development Corp	3.45%	—	May-2059	20,000	20,000	15,636
	Illinois Housing Development Auth	—	3.54%	Nov-2026	5,615	5,615	5,633
	NYC Housing Development Corp	3.75%	—	May-2035	3,200	3,200	3,150
	Mass Housing[5]	3.85%	—	Dec-2058	9,330	9,327	7,010
	NYC Housing Development Corp	3.95%	—	Nov-2043	12,800	12,800	12,261
	NYC Housing Development Corp	4.00%	—	Dec-2028 - Nov-2048	9,315	9,315	8,882
	NYC Housing Development Corp	4.13%	—	Nov-2040 - Nov-2053	13,305	13,305	12,744
	NYC Housing Development Corp	4.30%	—	Nov-2045	3,000	3,000	2,941
	Chicago Housing Authority	4.36%	—	Jan-2038	25,000	25,000	22,831
	MassHousing	4.50%	—	Jun-2056	45,000	45,000	43,754
	MassHousing	4.50%	—	Dec-2065	30,060	30,103	29,905
	NYC Housing Development Corp	4.65%	—	Nov-2049	2,000	2,000	2,007
	NYC Housing Development Corp	4.75%	—	Nov-2054	6,000	6,000	6,044
	Mass Housing	4.84%	—	Dec-2067	35,415	35,415	35,770
	Mass Housing[5]	4.90%	—	Jun-2066	26,645	26,682	27,315
	Illinois Housing Development Auth	5.05%	—	Jul-2066	13,320	13,320	13,588
	Mass Housing[5]	5.11%	—	Jun-2066	53,425	53,466	55,586
Total State Housing Finance Agency Securities					$529,764	$529,918	$463,889

Commercial Mortgage-Backed Securities (0.1% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Citigroup	3.62%	Jul-2047	$3,312	$3,373	$3,308
Total Commercial Mortgage Backed Securities			$3,312	$3,373	$3,308

7

Schedule of Portfolio Investments

June 30, 2024 (dollars in thousands; unaudited)

Other Mutifamily Investments (3.0% of net assets)

	Interest Rates[2,4]			Maturity	Unfunded	Face	Amortized
Issuer	Permanent	Construction		Date	Commitments[3]	Amount	Cost	Value
Direct Loans
Peregrine Apartments (Level 3)	—	3.60%		Dec-2024	$—	$21,624	$21,632	$21,351
Ladder 260 - Tax Exempt (Level 3)	—	4.04%		Nov-2025	—	8,161	8,136	7,920
99 Ocean (Level 3)	—	4.05%		Oct-2024	1,103	50,897	50,786	50,454
Olson Court (Level 3)	—	5.82%		May-2027	21,833	1,010	876	988
The Crest Apartments (Level 3)	—	6.75%		Dec-2024	—	9,219	9,218	9,040
400 Lake Shore Drive (Level 3)	—	7.26%	80% Daily SOFR+300	Dec-2058[6]	39,276	10	(190)	490
Soul (Level 3)	—	7.33%	1M SOFR+225	May-2025	—	24,750	24,677	24,631
San Cristina (Level 3)	—	7.68%	1M SOFR+260	Sep-2024	521	16,951	16,922	16,864
Soul (Level 3)	—	7.93%	1M SOFR+285	May-2025	4,203	8,298	8,220	8,282
Hudson Exchange (Level 3)	—	8.13%	1M SOFR+275	Jun-2027	39,830	10,170	10,089	10,830
311 W 42nd Street (Level 3)	—	8.45%	1M Term SOFR+311	Nov-2024	13,964	36,036	35,973	35,938
Granada (Level 3)	—	11.43%	1M SOFR+635	Jul-2024	—	3,000	3,000	2,972
					120,730	190,126	189,339	189,760
Forward Commitments
Olson Court (Level 3)	—	6.52%		May-2027	2,157	—	(13)	(8)
400 Lake Shore Drive (Level 3)	—	7.26%	80% Daily SOFR+300	Dec-2053[6]	15,714	—	(116)	192
Union Tower (Level 3)	—	7.34%	1M SOFR+200	Jun-2027	15,068	—	—	(87)
Landmark Towers (Level 3)	—	7.69%		Jun-2027	18,660	—	(3)	37
					51,599	—	(132)	134
Privately Insured Construction/Permanent Mortgages[7]
Illinois Housing Development Auth	6.20%	—		Dec-2047	—	2,782	2,789	2,762
Illinois Housing Development Auth	6.40%	—		Nov-2048	—	850	858	844
					—	3,632	3,647	3,606
Total Other Multifamily Investments					$172,329	$193,758	$192,854	$193,500

United States Treasury Securities (3.3% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
1.75%	Aug-2041	$20,000	$19,511	$13,205
2.00%	Nov-2041	7,000	6,681	4,806
2.38%	Feb-2042	15,000	15,276	10,916
3.00%	Aug-2052	20,000	18,187	15,050
3.63%	Feb-2053	10,000	9,699	8,509
3.88%	Feb-2043	105,000	105,188	94,903
4.00%	Nov-2042	15,000	14,770	13,825
4.13%	Aug-2053	40,000	37,048	37,254
4.75%	Nov-2043- Nov 2053	20,000	20,062	20,472
Total United States Treasury Securities		$252,000	$246,422	$218,940

Total Fixed-Income Investments		$7,232,368	$7,307,473	$6,494,578

Equity Investment in Wholly-Owned Subsidiary (less than 0.01% of net assets)

Issuer	Face Amount (Cost)	Dividends or Interest	Value
HIT Advisers[8] (Level 3)	$1	$—	$556
Total Equity Investment	$1	$—	$556

Short-Term Investments (1.7% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Blackrock Federal Funds	5.21% [9]	Apr-2024	$108,880	$108,880	$108,880
Total Short-Term Investments			$108,880	$108,880	$108,880

Total Investments			$7,341,249	$7,416,354	$6,604,014

Futures Contracts (Notional Amount 3.1% of net assets)

					Unrealized
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Appreciation (Depreciation)
Futures Long
CBOT Ultra Long U.S. Treasury	415	Sep-24	$51,704	$52,018	$314
CBOT U.S. Treasury	1300	Sep-24	151,749	153,806	2,057
Total Futures Contracts					$2,371

8

Schedule of Portfolio Investments

June 30, 2024 (dollars in thousands; unaudited) continued

Footnotes

1.	Federally tax-exempt bonds collateralized by Ginnie Mae securities.

2.	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

3.	The HIT may make commitments, including forward commitments, in securities or loans that fund over time on a draw basis or fund at a single point in time. Generally, GNMA construction securities fund over a 12-to-24 month period. Funding periods for State Housing Agency construction securities and Direct Loans vary by project, but generally fund over a one-to-48 month period. Forward commitments generally settle within 12 months of the original commitment date. At period end, unfunded commitments totaled $434.0 million for which unrealized losses of $25.2 million are included in the related Value column of the Schedule of Portfolio Investments for such commitments.

4.	For floating and variable rate securities the rate indicated is for the period end. With respect to these securities, the schedule also includes the reference rate and spread in basis points.

5.	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The securities are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT's Board of Trustees.

6.	Date reflects the stated maturity date of the bond. However, the bond is subject to a mandatory tender for purchase in December 2027, which may be extended to December 2028 under certain conditions.

7.	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

8.	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT's valuation committee in accordance with the fair value procedures adopted by the HIT's Board of Trustees, and approximates carrying value of HIT Advisors and its subsidiary on a consolidated basis. The participation interest is not registered under the federal securities laws.

9.	Rate indicated is the annualized 1-day yield as of June 28, 2024.

Key to abbreviations

M	Month

Y	Year

UST	U.S. Treasury

SOFR	Secured Overnight Financing Rate

9

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (dollars in thousands; unaudited)

Investment income	$127,188

Expenses
Non-officer salaries and fringe benefits	4,021
Officer salaries and fringe benefits	2,653
Investment management	803
Marketing and sales promotion (12b-1)	672
Legal fees	256
Auditing, tax and accounting fees	229
Consulting fees	183
Insurance	182
Trustee expenses	58
Rental expenses	295
General expenses	932
Total expenses	10,284

Net investment income	116,904

Net realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments	(73,273)
Net realized gains (losses) on futures	(5,455)
Total net realized gains (losses)	(78,728)

Net change in unrealized appreciation (depreciation) on investments	(17,057)
Net change in unrealized appreciation (depreciation) on futures	(96)
Total net change in unrealized gains (losses)	(17,153)
Net realized and unrealized gains (losses) on investments	(95,881)

Net increase (decrease) in net assets resulting from operations	$21,023
See accompanying Notes to Financial Statements (unaudited).

10

STATEMENTS OF CHANGES IN NET ASSETS

(dollars in thousands)

Increase (decrease) in net assets from operations	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Net investment income	$116,904	$211,275
Net realized gains (losses)	(78,728)	(35,634)
Net change in unrealized appreciation (depreciation)	(17,153)	144,589
Net increase (decrease) in net assets resulting from operations	21,023	320,230

Distributions to participants or reinvested	(118,879)	(215,874)

Increase (decrease) in net assets from unit transactions
Proceeds from the sale of units of participation	156,075	311,874
Dividend reinvestment of units of participation	109,496	199,710
Payments for redemption of units of participation	(171,335)	(82,172)
Net increase (decrease) from unit transactions	94,236	429,412

Total increase (decrease) in net assets	(3,620)	533,768

Net assets
Beginning of period	$6,558,831	$6,025,063
End of period	$6,555,211	$6,558,831

Unit information
Units sold	163,316	326,967
Distributions reinvested	114,505	209,393
Units redeemed	(178,382)	(86,124)
Increase in units outstanding	99,439	450,236

See accompanying Notes to Financial Statements (unaudited).

11

NOTES TO FINANCIAL STATEMENTS

Unaudited

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information. Participation in the HIT is limited to eligible pension plans, state public funds and labor organizations, including health and welfare, general, voluntary employees’ benefit associations and other funds that have beneficiaries who are represented by labor organizations. The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services—Investment Companies.

Investment Valuation

Net asset value per share (NAV) is determined as of the close of regular trading (normally 4:00 p.m.) of the New York Stock Exchange on the last business day of each calendar month. The HIT’s Board of Trustees is responsible for the valuation process. The HIT’s Board of Trustees has designated the officers of the HIT that comprise the HIT’s Valuation Committee as the “valuation designee” to perform fair valuations of the HIT’s investments pursuant to Rule 2a-5 under the Investment Company Act. The Valuation Committee, in accordance with the policies and procedures approved by the HIT’s Board of Trustees, is also responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information and reporting to the Board of Trustees on valuation matters, including fair value determinations. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets. The majority of the HIT’s assets are valued using evaluated prices provided by independent third-party pricing services that are approved by the Board of Trustees. Portfolio securities for which market quotations are readily available are valued through exchange determined market pricing. For U.S. Treasury securities, independent pricing services generally base evaluated prices on actual transactions as well as dealer-supplied market information. For State Housing Finance Agency securities, independent pricing services generally base evaluated prices using models that utilize trading spreads, new issue scales, verified bid information and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base evaluated prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans and collateralized mortgage obligations, independent pricing services generally base evaluated prices on an active TBA (to-be-announced) market for mortgage pools, discounted cash flow models, or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type and spread/benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type.

Investments in registered open-end investment management companies are valued based upon the NAV of such investments.

When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations or independent third-party provider evaluated prices are deemed unreliable or not available are valued at their fair value determined in good faith by the HIT’s Valuation Committee, as valuation designee, pursuant to procedures approved by the HIT’s Board of Trustees. In determining fair market value, the Valuation Committee will employ a valuation method that it believes reflects fair value for that asset, which may include the use of an independent valuation consultant or the utilization of a discounted cash flow model based on broker and/ or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on June 30, 2024, the Valuation Committee fair valued less than 0.01% of the HIT’s net assets utilizing internally derived unobservable inputs.

12

Notes to Financial Statements

(unaudited)-continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures approved by the HIT’s Board of Trustees, which approximates its respective carrying value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of June 30, 2024:

	Investment Securities
(dollars in thousands)	Level 1	Level 2	Level 3	Total
Investments in Securities:
FHA Permanent Securities	$—	$118,359	$—	$118,359
Ginnie Mae Securities	—	1,658,249	—	1,658,249
Ginnie Mae Construction Securities	—	159,220	75,260	234,480
Fannie Mae Securities	—	3,079,170	—	3,079,170
Freddie Mac Securities	—	541,257	—	541,257
State Housing Finance Agency Securities	—	463,889	—	463,889
Commercial Mortgage-Backed Securities	—	3,308	—	3,308
Other Multifamily Investments
Direct Loans	—	—	189,760	189,760
Privately Insured Construction/Permanent Mortgages	—	3,606	—	3,606
Total Other Multifamily Investments	—	3,606	189,760	193,366
United States Treasury Securities	—	218,940	—	218,940
Equity Investments	—	—	556	556
Short-Term Investments	108,880	—	—	108,880
Other Financial Instruments[1]	—	(16,574)	134	(16,440)
Total Investments in Securities	$108,880	$6,229,424	$265,710	$6,604,014
Derivatives Investments:
Assets
Futures Contracts[2]	2,371	—	—	2,371
Total Derivatives Investments	$2.371	$—	$—	$2.371

1.	If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when-issued securities.

2.	Amounts shown represent unrealized appreciation (depreciation) at period end as presented in the Schedule of Investments. Only initial margin and variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

13

Notes to Financial Statements

(unaudited)-continued

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended June 30, 2024:

	Investments in Securities
(dollars in thousands)	Other Multifamily Investments	Ginnie Mae Construction Securities	Equity Investment	Other Financial Instruments	Total
Beginning Balance, 12/31/2023	$263,321	$45,828	$334	$(171)	$309,312
Paydowns/Settlements	(111,322)	—	—	—	(111,322)
Total Unrealized Gain (Loss)*	2,405	(770)	222	305	2,162
Cost of Purchases	35,356	30,202	—	—	65,558
Ending Balance, 6/30/2024	$189,760	$75,260	$556	$134	$265,710

* Net change in unrealized gain (loss) attributable to Level 3 securities held at June 30, 2024 totaled $2,162,000 and is included on the accompanying Statement of Operations.

For the six months ended June 30, 2024, there were no transfers in levels.

Level 3 securities primarily consist of Direct Loans and one Ginnie Mae Construction Security which were valued using evaluated prices provided by an independent, third-party pricing service as of June 30, 2024, employing a discounted cash flow model. Weighted average lives for the loans ranged from 0.16 to 3.64 years. Unobservable inputs include spreads to relevant U.S. Treasuries ranging from 60 to 555 basis points. For the Ginnie Mae Construction Security, weighted average life was 2.84 years. A change in unobservable inputs may impact the value of the loans or securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Federal Income Taxes

The HIT’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (Internal Revenue Code), that are applicable to regulated investment companies, and to distribute all of its taxable income to its participants. Therefore, no federal income tax provision is required.

Tax positions taken or expected to be taken in the course of preparing the HIT’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed for all open years the HIT’s tax positions taken on federal income tax returns and has concluded that no provision for income tax is required in the HIT’s financial statements.

The HIT files U.S. federal, state and local tax returns as required. The HIT’s tax returns are subject to examination by the relevant tax authorities until the expiration of the applicable statutes of limitations, which is generally three years after the filing of the tax return but could be longer in certain circumstances.

Distributions to Participants

At the end of each calendar month, a pro-rata distribution is made to participants of the net investment income earned during the month. This pro- rata distribution is based on the participant’s number of units held as of the immediately preceding month-end and excludes realized gains (losses) which are distributed at year-end. Participants redeeming their investments are paid their pro-rata share of undistributed net income accrued through the month-end of the month in which they redeem. The HIT offers a reinvestment plan that permits current participants to automatically reinvest their distributions of income and capital gains, if any, into the HIT’s units of participation. Total reinvestment was approximately 92% of distributed income for the six months ended June 30, 2024.

14

Notes to Financial Statements

(unaudited)-continued

Investment Transactions and Income

For financial reporting purposes, security transactions are accounted for as of the trade date. Gains and losses on securities sold are determined on the basis of amortized cost. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

Interest income is accrued as earned. Premiums, purchase discounts, and loan origination discounts, including related direct costs, are amortized as adjustments to the related loan’s yield over the contractual life of the loan using the effective interest method. In connection with the prepayment of a loan or security, any remaining unamortized amounts are recognized into income as a gain or loss and, depending upon the terms of the loan, there may be additional income that is earned based upon the prepayment and recognized in the period of the prepayment.

12b-1 Plan of Distribution

The HIT’s Board of Trustees has approved a Plan of Distribution under Rule 12b-1 under the Investment Company Act to pay for marketing and sales promotion expenses incurred in connection with the offer and sale of units and related distribution activities (12b-1 expenses). For the six months ended June 30, 2024, the HIT was authorized to pay 12b-1 expenses in an annual amount up to $600,000 or 0.05% of its average net assets on an annualized basis per fiscal year, whichever was greater. During the six months ended June 30, 2024, the HIT incurred approximately $672,000, or 0.02% of its average monthly net assets on an annualized basis, in 12b-1 expenses.

Note 2. Investment Risk

Interest Rate Risk

As with any fixed income investment, the market value of the HIT’s investments will generally fall at times when market interest rates rise. Rising interest rates may also reduce prepayment rates, causing the average life of the HIT’s investments to increase. This could in turn further reduce the value of the HIT’s portfolio.

Prepayment and Extension Risk

The HIT invests in certain fixed income securities whose value is derived from an underlying pool of mortgage loans that are subject to prepayment and extension risk.

Prepayment risk is the risk that a security will pay more quickly than its assumed payment rate, shortening its expected average life. In such an event, the HIT may be required to reinvest the proceeds of such prepayments in other investments bearing lower interest rates. The majority of the HIT’s securities backed by loans for multifamily projects include restrictions on prepayments for specified periods to mitigate this risk or include prepayment penalties to compensate the HIT. Prepayment penalties, when received, are included in realized gains.

Extension risk is the risk that a security will pay more slowly than its assumed payment rate, extending its expected average life. When this occurs, the HIT’s ability to reinvest principal repayments in higher returning investments may be limited.

These two risks may increase the sensitivity of the HIT’s portfolio to fluctuations in interest rates and negatively affect the value of the HIT’s portfolio.

15

Notes to Financial Statements

(unaudited)-continued

Credit Risk

A majority of HIT’s investments have a form of credit enhancement to protect against losses in the event of a default. However, in the event of a default of an underlying mortgage loan where the investment does not have credit enhancement or that an entity providing credit enhancement for an investment fails to meet its obligations under the credit enhancement, the HIT would be subject to the risks that apply to real estate investments generally with respect to that investment. Certain real estate risks include construction failure, loan non-repayment, foreclosure, and environmental and litigation risk.

Futures Contracts

A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset at a specified price on a specified day or days in the future. The HIT may use U.S. Treasury futures contracts to manage the interest rate risk of the HIT portfolio. Upon entering into a futures contract, the HIT is required to deposit either cash or securities (Initial Margin) with a clearing broker. Non-cash collateral pledged by the HIT, if any, is disclosed in the Schedule of Investments, and cash collateral, if any, is held in a segregated account with the broker, which is reflected as Cash collateral held with broker in the Statement of Assets and Liabilities. Positions taken in the futures market are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While the HIT will usually liquidate futures contracts in this manner, the HIT may instead make or take delivery of the underlying asset whenever it appears economically advantageous for the HIT to do so.

The HIT may invest up to 5% of its net assets, measured using notional value, in U.S. Treasury futures contracts for duration management purposes. Investments in U.S. Treasury futures contracts may add leverage because the HIT would be subject to investment exposure on the notional amount of the futures contracts. Investments in derivatives can increase the volatility of the HIT’s NAV and may expose it to significant additional costs. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. There is no guarantee that the use of derivatives will achieve their intended result.

Any open futures contracts at period end are presented in the Schedule of Investments, which reflects unrealized cumulative appreciation (depreciation). The notional amount at value reflects each contract’s exposure to the underlying instrument at period end. The period end variation margin is reflected as Variation margin due from broker in the Statement of Assets and Liabilities, and the net cumulative appreciation (depreciation) is included in Net realized and change in unrealized gains (losses) on futures in the Statement of Operations. The average month-end notional amount of long futures contracts held was $143.6 million for the six months ended June 30, 2024. There were no short futures contacts held at period end.

Market Risk

The value of securities held by the HIT may fluctuate, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, adverse investor sentiment and other global market developments and disruptions, including those arising out of geopolitical events (such as war), health emergencies (such as pandemics), natural disasters, terrorism, supply chain disruptions, sanctions and government or quasi-government actions. It Is difficult to predict when events affecting the U.S or global financial markets may occur.

16

Notes to Financial Statements

(unaudited)-continued

Note 3. Transactions with Related Entities

HIT Advisers

HIT Advisers, a Delaware limited liability company, was formed by the HIT to operate as an investment adviser and be registered, as appropriate under applicable federal or state law. HIT Advisers is owned by HIT directly (99.9%), and indirectly through HIT Advisers Managing Member (0.1%), which is also wholly owned by the HIT. This ownership structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers’ business. The HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate.

In accordance with a contract, in addition to its membership interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available. HIT maintains an allowance for doubtful receivable due to aging balances. Also, in accordance with the contract, the HIT may provide the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of June 30, 2024, HIT Advisers had no assets under management.

A rollforward of advances to HIT Advisers by the HIT is included in the table below:

Advances to HIT Advisers by HIT	(dollars in thousands)
Ending Balance, 12/31/2023	$571
Advances in 2024	16
Ending Balance, 06/30/2024	$587

Building America

Building America CDE, Inc. (Building America), a wholly owned subsidiary of HIT Advisers, is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury.

In accordance with a contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost- reimbursement basis. Also, in accordance with the contract, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available.

A rollforward of advances to Building America by the HIT is included in the table below:

Advances to BACDE by HIT	(dollars in thousands)
Ending Balance, 12/31/2023	$147
Advances in 2024	928
Repayment by BACDE in 2024	(893)
Ending Balance, 06/30/2024	$182

17

Notes to Financial Statements

(unaudited)-continued

Summarized financial information on a consolidated basis for HIT Advisers and Building America included in the table below:

(dollars in thousands)
As of June 30, 2024
Assets	$2,397
Liabilities	$1,841
Equity	$556
For the period ended June 30, 2024
Income	$1,101
Expenses	(687)
Tax Expenses	(118)
Net Income (Loss)	$296

Note 4. Leases

The HIT leases certain real estate properties for office space which are classified as operating leases. The HIT also leases equipment which is classified as a financing lease. The leases are included in right-of-use (ROU) assets on the HIT’s statement of assets and liabilities. ROU assets represent the HIT’s right to use an underlying asset for the lease term and lease obligations represent the HIT’s obligation to make lease payments arising from the lease. ROU assets and obligations are recognized at the commencement date based on the present value of lease payments over the lease term. As most of the HIT’s leases do not provide an implicit rate, the HIT uses its incremental borrowing rate based on the information available at the commencement date of the lease in determining the present value of lease payments. The HIT determines if an arrangement is a lease at inception. The HIT’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the HIT will exercise that option. Lease expense and amortization expense are recognized on a straight-line basis over the lease term.

(dollars in thousands)	Operating Lease	Financing Lease	Total
ROU Asset, 1/1/2024	$3,825	$31	$3,856
Addition	—	7	7
Reduction/Amortization of ROU Asset	(247)	(6)	(253)
Right-of-Use Asset, 06/30/2024	$3,578	$32	$3,610

Lease Liability, 1/1/2024	4,355	32	4,387
Addition	—	7	7

Lease Payments	(292)	(6)	(298)
Imputed Interest	36	1	37
Reduction of Lease Liability	(256)	(5)	(261)
Lease Liability, 06/30/2024	$4,099	$34	$4,133

Lease Expense	(283)	(7)	(290)
Weighted Average Discount Rate	1.94%	5.26%
Weighted Average Remaining Term (Years)	6.9	3.2

Note 5. Commitments

The HIT may make commitments, including forward commitments, in securities or loans that fund over time on a draw basis or fund at a single point in time. The HIT agrees to an interest rate and purchase price for these securities or loans when the commitment to purchase is originated.

18

Notes to Financial Statements

(unaudited)-continued

Certain assets of the HIT are invested in liquid investments until they are required to fund these purchase commitments. As of June 30, 2024, the HIT had outstanding unfunded purchase commitments of approximately $434.0 million. The HIT maintains a sufficient level of liquid securities of no less than the total of the outstanding unfunded purchase commitments. As of June 30, 2024, the value of liquid securities, less short-term investments, maintained in a custodial trading account was approximately $6.3 billion.

Note 6. Investment Transactions

Purchases and sales of investments, excluding short-term securities and U.S. Treasury securities, for the six months ended June 30, 2024, were $761.2 million and $382.5 million, respectively.

Note 7. Income Taxes

No provision for federal income taxes is required since the HIT intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records were adjusted for permanent book/tax differences of $2.0 million as of June 30, 2024, to reflect tax character. The amount and character of tax-basis distributions and composition of the net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.

At June 30, 2024, the cost of investments for federal income tax purposes was $7,416,354,000. Net unrealized loss aggregated to $812,340,000 at period-end, of which $14,707,000 was related to appreciate investments and $827,047,000 was related to depreciated investments.

Note 8. Retirement and Deferred Compensation Plans

The HIT participates in the AFL-CIO Staff Retirement Plan (Plan), which is a multiemployer defined benefit pension plan, under the terms of a collective bargaining agreement. The Plan covers substantially all employees, including non-bargaining unit employees. The risks of participating in a multiemployer plan are different from a single-employer plan in the following aspects:

a.	Assets contributed to a multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

b.	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers based on their level of contributions to the plan.

c.	If the HIT chooses to stop participating in its multiemployer plan, the HIT may be required to pay the plan an amount based on the HIT’s share of the underfunded status of the plan, referred to as a withdrawal liability.

19

Notes to Financial Statements

(unaudited)-continued

The HIT’s participation in the Plan for the year ended June 30, 2024, is outlined in the table below. The “EIN/Pension Plan Number” line provides the Employer Identification Number (EIN) and the three-digit plan number. The most recent Pension Protection Act (PPA) zone status available as of June 30, 2024, is for the 2022 Plan year ended at June 30, 2023. The zone status is based on information that the HIT received from the Plan and is certified by the Plan’s actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are less than 80% funded, and plans in the green zone are at least 80% funded. The “FIP/RP Status Pending/Implemented” line indicates whether a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented. The HIT was listed in the Plan’s Form 5500 as providing more than 5% of the total contributions for the following plan year:

Pension Fund: AFL-CIO Staff Retirement Plan

EIN/Pension Plan Number	53-0228172 / 001
2022 Plan Year PPA Zone Status	Green
FIP/RP Status Pending/ Implemented	No
2024 Contributions	$1,179,747
2024 Contribution Rate	24%
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	04/01/2024

1. Included in salaries and fringe benefits expense line items on the Statement of Operations.

The HIT was listed in the Plan’s Form 5500 as providing more than 5% of the total contributions for the following plan year:

Year Contributions to Plan Exceeded 5 Percent of
Pension Fund	Total Contributions
AFL-CIO Staff Retirement Plan	2022 [1]

1. The 2022 plan year ended at June 30, 2023.

At the date the HIT financial statements were issued, the Plan’s Form 5500 was not available for the plan year ended June 30, 2024.

The HIT also sponsors a deferred compensation plan, referred to as a 401(k) plan, covering all employees. This plan permits employees to defer the lesser of 100% of their total compensation or the applicable Internal Revenue Service limit. During 2024, the HIT will match dollar for dollar the first $6,400 of each employee’s contributions. The HIT’s 401(k) contribution for the six months ended June 30, 2024, was approximately $220,400.

Note 9. Contract Obligations

In the ordinary course of business, the HIT enters into contracts that contain a variety of indemnifications. The HIT’s maximum exposure under these arrangements is unknown. However, the HIT has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be low.

Note 10. Master Securities Forward Transaction Agreements

The HIT may enter into “Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties that govern margining on certain forward settling mortgage-backed securities transactions. The MSFTAs contain provisions for, among other things, eligible collateral, rights of setoff, events of default, termination, and the transfer and maintenance of collateral. Under the MSFTAs and related agreements, collateral posted by counterparties would be held in segregated accounts under the control of the HIT at the HIT’s custodian while collateral posted by the HIT would be held for the benefit of the counterparties under the terms of account control agreements in segregated accounts at the HIT’s custodian. As of June 30, 2024, neither the HIT nor its counterparties were required to post collateral in connection with MSFTAs.

Note 11. Subsequent Events

The HIT evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the HIT’s financial statements.

20

FINANCIAL HIGHLIGHTS

Select Per Share Data and Ratios

	Six Months Ended
	June 30, 2024**
Per share data	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$973.69	$958.52	$1,137.06	$1,176.64	$1,140.24	$1,087.85
Income from investment operations:
Net investment income *	17.23	32.45	23.21	20.20	25.13	29.65
Net realized and unrealized gains (losses) on
investments	(14.41)	15.84	(176.26)	(32.43)	45.18	54.26
Total income (loss) from investment operations	2.82	48.29	(153.05)	(12.23)	70.31	83.91
Less distributions from:
Net investment income	(17.52)	(33.12)	(25.49)	(24.29)	(28.41)	(31.52)
Net realized gains on investments	—	—	—	(3.06)	(5.50)	—
Total distributions	(17.52)	(33.12)	(25.49)	(27.35)	(33.91)	(31.52)

Net asset value, end of period	$959.00	$973.69	$958.52	$1,137.06	$1,176.64	$1,140.24

Total return	0.31%	5.17%	-13.55%	-1.04%	6.20%	7.78%

Net assets, end of period (in thousands)	$6,555,211	$6,558,831	$6,025,063	$7,106,556	$6,749,288	$6,554,926

Ratios/supplemental data
Ratio of expenses to average net assets	0.32%	0.33%	0.32%	0.31%	0.32%	0.34%

Ratio of net investment income to average net assets	3.59%	3.39%	2.30%	1.70%	2.13%	2.60%
Portfolio turnover rate	21.4%	14.5%	25.3%	30.4%	30.3%	17.6%

*The average shares outstanding method has been applied for this per share information.

**Percentage amounts for the period, except total return, have been annualized.

See accompanying Notes to Financial Statements (unaudited).

21

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. (Unaudited)

N/A

22

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited

N/A

23

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Note: This information is disclosed as part of Item 7: Financial Statements and Financial Highlights.

24

Item 11. Statement Regarding Basis of Approval of Investment Advisory Contract

N/A

25

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which participants may recommend nominees to the Board of Trustees of the Trust, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (per Item 22(b)(15) of Schedule 14A)), or this Item.

Item 16. Controls and Procedures.

(a)	The Trust’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The Trust’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) are aware of no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.  Exhibits.

(a)	(1)	Not applicable for semi-annual reports.

(2)	Not applicable.

(3)	Separate certifications for each of the Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) of the Trust pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

(b)	Separate certifications for each of the Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) of the Trust pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:

/s/ Chang Suh
Chang Suh
Chief Executive Officer

Date: August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Chang Suh
Chang Suh
Chief Executive Officer
AFL-CIO Housing Investment Trust
(Principal Executive Officer)

Date: August 29, 2024

/s/ Harpreet S. Peleg
Harpreet S. Peleg,
Chief Financial Officer
AFL-CIO Housing Investment Trust
(Principal Financial Officer)

Date: August 28, 2024